222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005 CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES
JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609 7697 jtiedt@vedderprice.com

April 20, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen AMT-Free Municipal Income Fund (the “Registrant”); File No. 333-210113

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares in connection with the reorganizations of Nuveen Performance Plus Municipal Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc. and Nuveen Premium Income Municipal Fund 2, Inc. into the Registrant (the “Reorganizations”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on March 11, 2016 relating to the issuance of common shares in connection with the Reorganizations (the “Registration Statement”), in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission to Vedder Price P.C. on April 13, 2016, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated April 20, 2016). The Amendment is also being filed for the purpose of providing certain information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

Please direct your questions and/or comments regarding this filing to the undersigned at (312) 609-7697.

Very truly yours,

/s/ Jacob C. Tiedt

Attachment

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